SCHEDULE OF MOVEMENT OF ALLOWANCES OF EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
Balance at beginning of the year	$ 20,322	$ 49,573
Provision (reversal of)	(4,213)	(29,251)
Ending balance	$ 16,109	$ 20,322